Supplemental Financial Information - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments [Abstract]
Equity investments without readily determinable fair values		$ 5
Total Investments	$ 250	238
Accrued Expenses [Abstract]
Compensation-related accruals	596	594
Taxes accrued	253	291
Interest accrued	297	289
Other Equity Method Investments
Investments [Abstract]
Equity Method Investments	15	15
Employee benefit trusts and investments
Investments [Abstract]
Employee benefit trusts and investments	235	218
Commonwealth Edison Co [Member]
Investments [Abstract]
Equity investments without readily determinable fair values		0
Total Investments	6	6
Accrued Expenses [Abstract]
Compensation-related accruals	155	170
Taxes accrued	94	94
Interest accrued	116	109
Commonwealth Edison Co [Member] | Other Equity Method Investments
Investments [Abstract]
Equity Method Investments	6	6
Commonwealth Edison Co [Member] | Employee benefit trusts and investments
Investments [Abstract]
Employee benefit trusts and investments	0	0
PECO Energy Co [Member]
Investments [Abstract]
Equity investments without readily determinable fair values		0
Total Investments	34	30
Accrued Expenses [Abstract]
Compensation-related accruals	77	73
Taxes accrued	14	16
Interest accrued	41	37
PECO Energy Co [Member] | Other Equity Method Investments
Investments [Abstract]
Equity Method Investments	7	8
PECO Energy Co [Member] | Employee benefit trusts and investments
Investments [Abstract]
Employee benefit trusts and investments	27	22
Baltimore Gas and Electric Company [Member]
Investments [Abstract]
Equity investments without readily determinable fair values		0
Total Investments	14	10
Accrued Expenses [Abstract]
Compensation-related accruals	78	84
Taxes accrued	53	73
Interest accrued	44	46
Baltimore Gas and Electric Company [Member] | Other Equity Method Investments
Investments [Abstract]
Equity Method Investments	0	0
Baltimore Gas and Electric Company [Member] | Employee benefit trusts and investments
Investments [Abstract]
Employee benefit trusts and investments	14	10
Pepco Holdings LLC [Member]
Investments [Abstract]
Equity investments without readily determinable fair values		0
Total Investments	145	140
Accrued Expenses [Abstract]
Compensation-related accruals	113	109
Taxes accrued	96	117
Interest accrued	52	51
Pepco Holdings LLC [Member] | Other Equity Method Investments
Investments [Abstract]
Equity Method Investments	0	0
Pepco Holdings LLC [Member] | Employee benefit trusts and investments
Investments [Abstract]
Employee benefit trusts and investments	145	140
Potomac Electric Power Company [Member]
Investments [Abstract]
Equity investments without readily determinable fair values		0
Total Investments	120	115
Accrued Expenses [Abstract]
Compensation-related accruals	35	36
Taxes accrued	88	90
Interest accrued	28	26
Potomac Electric Power Company [Member] | Other Equity Method Investments
Investments [Abstract]
Equity Method Investments	0	0
Potomac Electric Power Company [Member] | Employee benefit trusts and investments
Investments [Abstract]
Employee benefit trusts and investments	120	115
Delmarva Power & Light Company [Member]
Accrued Expenses [Abstract]
Compensation-related accruals	20	18
Taxes accrued	9	18
Interest accrued	8	7
Atlantic City Electric Company [Member]
Accrued Expenses [Abstract]
Compensation-related accruals	17	17
Taxes accrued	11	12
Interest accrued	$ 11	$ 12